Equity Incentive Plan - Non Vested Shares (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Non-vested Stock
At beginning of period	995,152
Awarded	665,000
Vested	(95,271)
Forfeited	(4,379)
At end of period	1,560,502
Weighted Average Grant Date Market Price
At beginning of period	$ 10.44
Granted	$ 6.3
Vested	$ 9.04
Forfeited	$ 7.31
At end of period	$ 8.77